Summary of Significant Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 132,096	$ 18,974
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 54,315	$ 7,802